Working capital (Tables)	12 Months Ended
Jun. 30, 2021
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2021 £ million	2020 £ million
Raw materials and consumables	348	363
Work in progress	60	48
Maturing inventories	4,668	4,562
Finished goods and goods for resale	969	799
	6,045	5,772

Schedule of inventories expected to be utilised after more than one year
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2021 £ million	2020 £ million
Raw materials and consumables	17	18
Maturing inventories	3,296	3,740
	3,313	3,758

Schedule of provisions for obsolescence of inventories
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2021 £ million	2020 £ million	2019 £ million
Balance at beginning of the year	98	63	71
Exchange differences	(8)	—	—
Income statement charge/(release)(i)	20	47	(3)
Utilised	(14)	(12)	(5)
	96	98	63

(i)     Income statement charge in the year ended 30 June 2021 includes a release of £4 million exceptional gain (2020 – exceptional charge of £23 million) due to Covid-19 pandemic.

Schedule of trade and other receivables
(b) Trade and other receivables

	2021		2020
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	1,817	—	1,498	—
Interest receivable	35	—	29	—
VAT recoverable and other prepaid taxes	216	18	192	13
Other receivables	148	18	210	31
Prepayments	150	—	157	2
Accrued income	19	—	25	—
	2,385	36	2,111	46

Schedule of aged analysis of trade receivables net of allowances
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2021 £ million	2020 £ million
Not overdue	1,771	1,379
Overdue 1 – 30 days	15	5
Overdue 31 – 60 days	8	23
Overdue 61 – 90 days	6	39
Overdue 91 – 180 days	7	39
Overdue more than 180 days	10	13
	1,817	1,498

Schedule of expected credit loss allowance for doubtful debts
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2021 £ million	2020 £ million	2019 £ million
Balance at beginning of the year	160	113	97
Exchange differences	(13)	(3)	3
Income statement (income)/charge	(15)	55	23
Written off	(20)	(5)	(10)
	112	160	113

Schedule of trade and other payables
(c) Trade and other payables

	2021		2020
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	2,014	—	1,333	—
Interest payable	124	—	152	—
Tax and social security excluding income tax	656	—	698	—
Other payables	606	338	420	175
Accruals	1,152	—	971	—
Deferred income	72	—	79	—
Dividend payable to non-controlling interests	24	—	30	—
	4,648	338	3,683	175

Schedule of movement in provisions
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2020	199	277	476
Exchange differences	(1)	(30)	(31)
Provisions charged during the year	—	80	80
Provisions utilised during the year	(15)	(105)	(120)
Unwinding of discounts	7	—	7
At 30 June 2021	190	222	412
Current liabilities	15	123	138
Non-current liabilities	175	99	274
	190	222	412